CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Assets [Line Items]
Change in financial assets held at amortised cost	£ (9,688)	£ (11,832)	£ (10,338)
Change in amounts due from fellow Lloyds Banking Group undertakings	1,116	24	4,827
Change in derivative financial instruments and financial assets at fair value through profit or loss	1,089	24,649	40,137
Change in other operating assets	627	63	(442)
Change in operating assets	(6,856)	12,904	34,184
The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Assets [Line Items]
Change in financial assets held at amortised cost	(1,815)	(5,482)	(992)
Change in amounts due from fellow Lloyds Banking Group undertakings	73,506	(48,692)	9,875
Change in derivative financial instruments and financial assets at fair value through profit or loss	(268)	22,568	37,356
Change in other operating assets	239	63	295
Change in operating assets	£ 71,662	£ (31,543)	£ 46,534